Reserves for Losses and Loss Adjustment Expenses (Tables)	9 Months Ended
Sep. 30, 2024
Insurance [Abstract]
Schedule of Liability for Unpaid Claims and Claims Adjustment Expense
The following table presents a reconciliation of reserves for losses and loss adjustment expenses for the nine months ended September 30, 2024 and September 30, 2023:

	September 30, 2024	September 30, 2023
Reserves for losses and loss adjustment expenses, beginning of period	$2,448.9	$2,045.2
Reinsurance recoverable on reserves for losses and loss adjustment expenses	(1,108.6)	(976.1)
Net reserves for losses and loss adjustment expenses, beginning of period	1,340.3	1,069.1
Net losses and loss adjustment expenses incurred in respect of losses occurring in:
Current year	788.5	557.4
Prior years	(145.7)	(47.8)
Total incurred	642.8	509.6
Net losses and loss adjustment expenses paid in respect of losses occurring in:
Current year	(97.7)	(61.9)
Prior years	(251.5)	(267.1)
Total paid	(349.2)	(329.0)
Foreign exchange	2.0	(7.4)
Net reserves for losses and loss adjustment expenses, end of period	1,635.9	1,242.3
Reinsurance recoverable on reserves for losses and loss adjustment expenses	1,164.9	1,066.3
Reserves for losses and loss adjustment expenses, end of period	$2,800.8	$2,308.6